REGULATORY CAPITAL	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Old Glory Holding Co [Member]
REGULATORY CAPITAL

(12)	REGULATORY CAPITAL

The Company’s principal source of funds for liquidity are dividends received from the Bank. Banking regulations limit the amount of dividends that may be paid from the Bank without prior approval of regulatory agencies. Under these regulations, the amount of dividends that may be paid in any calendar year is limited to the current year’s net profits, combined with the retained net profits of the preceding two years, subject to the capital requirements described above.

The Bank is a federally-insured state-chartered bank and is subject to the rules and regulations of the Oklahoma State Banking Department and the Federal Deposit Insurance Corporation (“FDIC”). Failure to meet the minimum regulatory capital requirements can initiate certain mandatory and possible additional discretionary actions by regulators that if undertaken, could have a direct material effect on the Bank and its financial statements. Under the regulatory capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines involving quantitative measures of the Bank’s assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classification under the prompt corrective action guidelines are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

OLD GLORY HOLDING COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

(dollars in thousands, except share data)

March 31, 2026

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios of: total risk-based capital, common equity Tier 1, Tier I capital to risk-weighted assets (as defined in the regulations), and Tier I capital to adjusted total assets (as defined). As of March 31, 2026 and December 31, 2025, the Bank does not meet all capital adequacy requirements to which it is subject, including those contained in the Consent Order.

As of March 31, 2026, the most recent notification from regulators categorized the Bank as “Undercapitalized” under the regulatory framework for prompt corrective action. To be categorized as well capitalized the Bank must maintain minimum (Tier I leverage, Tier I risk-based, total risk-based capital) ratios as set forth in the table below. Regulatory capital regulations require that regulated financial institutions hold a capital conservation buffer of an additional 2.5% on risk-based capital measures. The Bank is in compliance with the risk-based capital ratios after considering the capital conservation buffer.

The actual and required capital amounts and ratios are shown in the following table:

	Actual		Required for Capital Adequacy Purposes			Minimum Requirements To Be Well Capitalized Under Prompt Corrective Action Regulations
(000’s omitted)	Amount	Ratio	Amount		Ratio	Amount	Ratio

March 31, 2026:

Total Capital to risk weighted assets	$9,510	14.59%	$5,215		8.00%	$6,518	10.00%
Tier 1 (Core) Capital to risk weighted assets	$9,138	14.02%	$3,911		6.00%	$5,215	8.00%
Common Tier 1 (CET1)	$9,138	14.02%	$2,933		4.50%	$4,237	6.50%
Tier 1 (Core) Capital to average assets	$9,138	3.42%	$10,685	*	4.00%	$13,356	5.00%

December 31, 2025:

Total Capital to risk weighted assets	$10,245	18.80%	$4,360		8.00%	$5,450	10.00%
Tier 1 (Core) Capital to risk weighted assets	$10,015	18.37%	$3,270		6.00%	$4,360	8.00%
Common Tier 1 (CET1)	$10,015	18.37%	$2,453		4.50%	$3,543	6.50%
Tier 1 (Core) Capital to average assets	$10,015	4.17%	$9,616	*	4.00%	$12,020	5.00%

●	The May, 2024 Consent Order requires a Tier 1 leverage ratio of 14%. This would result in required Tier 1 capital of $37.4 million and $33.7 million at March 31, 2026 and December 31, 2025, respectively.

(18)	REGULATORY CAPITAL

The Company’s principal source of funds for liquidity are dividends received from the Bank. Banking regulations limit the amount of dividends that may be paid from the Bank without prior approval of regulatory agencies. Under these regulations, the amount of dividends that may be paid in any calendar year is limited to the current year’s net profits, combined with the retained net profits of the preceding two years, subject to the capital requirements described above.

As also discussed in Note 17, the Bank is a federally-insured state-chartered bank and is subject to the rules and regulations of the Oklahoma State Banking Department and the Federal Deposit Insurance Corporation (“FDIC”). Failure to meet the minimum regulatory capital requirements can initiate certain mandatory and possible additional discretionary actions by regulators that if undertaken, could have a direct material effect on the Bank and its financial statements. Under the regulatory capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines involving quantitative measures of the Bank’s assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classification under the prompt corrective action guidelines are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios of: total risk-based capital, common equity Tier 1, Tier I capital to risk-weighted assets (as defined in the regulations), and Tier I capital to adjusted total assets (as defined). As of December 31, 2025 and 2024, the Bank does not meet all capital adequacy requirements to which it is subject, including those contained in the Consent Order.

As of December 31, 2025, the most recent notification from regulators categorized the Bank as “Undercapitalized” under the regulatory framework for prompt corrective action. To be categorized as well capitalized the Bank must maintain minimum (Tier I leverage, Tier I risk-based, total risk-based capital) ratios as set forth in the table below. Regulatory capital regulations require that regulated financial institutions hold a capital conservation buffer of an additional 2.5% on risk-based capital measures. The Bank is in compliance with the risk-based capital ratios after considering the capital conservation buffer.

OLD GLORY HOLDING COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(dollars in thousands, except share data)

December 31, 2025 and 2024

The actual and required capital amounts and ratios are shown in the following table:

	Actual		Required for Capital Adequacy Purposes		Minimum Requirements To Be Well Capitalized Under Prompt Corrective Action Regulations
(000’s omitted)	Amount	Ratio	Amount	Ratio	Amount	Ratio

December 31, 2025:

Total Capital to risk weighted assets	$10,245	18.80%	$4,360	8.00%	$5,450	10.00%
Tier 1 (Core) Capital
to risk weighted assets	$10,015	18.37%	$3,270	6.00%	$4,360	8.00%
Common Tier 1 (CET1)	$10,015	18.37%	$2,453	4.50%	$3,543	6.50%
Tier 1 (Core) Capital
to average assets	$10,015	4.17%	$9,616	4.00%	$12,020	5.00%

December 31, 2024:

Total Capital to risk weighted assets	$10,035	61.29%	$1,310	8.00%	$1,637	10.00%
Tier 1 (Core) Capital
to risk weighted assets	$9,992	61.03%	$982	6.00%	$1,310	8.00%
Common Tier 1 (CET1)	$9,992	61.03%	$737	4.50%	$1,064	6.50%
Tier 1 (Core) Capital
to average assets	$9,992	5.80%	$6,890	4.00%	$8,613	5.00%